Dividend per common share (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends Per Share [abstract]
Summary of Dividend Per Common Share

	EUR per common share

Year	Interim	Final		Total

2022	0.11	0.12		0.23

2023	0.14	0.16		0.30

2024	0.16	0.19	1	0.35

1	Proposed